Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Following are the estimated useful lives of the Group’s property and equipment:
	Estimated Useful Life	Net Residual Value Rate
Leasehold improvements	3 years	5%
Office equipment & furniture	3 – 5 years	5%
Motor vehicles	3 – 5 years	5%

Schedule of Disaggregated Revenue

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Revenue from Internet hospital
– Online pharmacy sales and other sales revenue	66,447,221	99,467,272	14,659,661
– Online consultation service and other service revenue	714,205	789,437	116,349
Subtotal	67,161,426	100,256,709	14,776,010

Revenue from pharmaceuticals supply chain
– Pharmacy retail sales	2,167,694	2,842,972	419,002
– Pharmacy wholesale	105,140,731	81,900,578	12,070,652
Subtotal	107,308,425	84,743,550	12,489,654
Total	174,469,851	185,000,259	27,265,664